1933 Act/Rule 485(a)

December 21, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Equity Trust

File Nos. 002-16590 and 811-00945

To The Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 114 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains the Prospectus and Statement of Additional Information for the Virtus KAR Small-Mid Cap Core Fund, which is being registered as a new series of the Registrant.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin Carr
Kevin Carr